Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,573,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,012.53
Total Offset Amount	0.00
Net Fee	2,012.53
Narrative - Max Aggregate Offering Price	$ 14,573,000.00
Final Prospectus	true